Income Taxes - Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Components of Deferred Tax Assets and Liabilities [Abstract]
Allowance for loan losses	$ 1,275	$ 1,957
Net operating loss carryforward		84
Unrealized loss on securities available-for-sale	176	450
Other	50	29
Deferred tax assets	1,501	2,520
Premises and equipment	(363)	(384)
Federal Home Loan Bank stock dividends	(376)	(609)
Deferred loan fees	(232)	(362)
Prepaid expenses	(89)	(182)
Other	(279)	(380)
Deferred tax liabilities	(1,339)	(1,917)
Net deferred tax asset	$ 162	$ 603